CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jul. 04, 2021	Jan. 03, 2021	Dec. 29, 2019
CURRENT ASSETS
Cash	$ 1,720,917	$ 1,321,244	$ 258,101
Receivables	31,751	19,030	15,363
Inventory	70,489	60,576	56,432
Prepaid expenses and other current assets	20,429	5,348	6,928
Total current assets	1,843,586	1,406,198	336,824
PROPERTY AND EQUIPMENT, net	1,587,200	1,632,457	1,650,012
LAND AND BUILDINGS HELD FOR SALE	258,751	258,751	449,244
INVESTMENT IN RELATED COMPANY	75,000	75,000	179,000
OTHER ASSETS, net	15,625	16,759	18,459
Total assets	3,780,162	3,389,165	2,633,539
CURRENT LIABILITIES
Current maturities of long-term debt	174,350	245,306	277,666
Accounts payable	398,301	270,487	321,855
Accrued expenses	259,660	420,734	206,400
Income taxes payable	112,972	97,978	2,898
Total current liabilities	945,283	1,034,505	808,819
LONG-TERM DEBT, less current maturities	3,043,762	2,938,983	3,221,035
DEFERRED INCOME TAXES	146,000	118,000	98,000
Total liabilities	4,135,045	4,091,488	4,127,854
SHAREHOLDERS' DEFICIT
Preferred stock, $.001 par value, 2,000,000 shares authorized, no shares outstanding at July 4, 2021 and January 3, 2021	0	0
Common stock, $.002 par value, 50,000,000 authorized, 4,047,502 shares outstanding at July 4, 2021 and January 3, 2021	8,095	8,095	8,095
Additional paid-in capital	497,671	497,671	497,671
Accumulated deficit	(860,649)	(1,208,089)	(2,000,081)
Total shareholders' deficit	(354,883)	(702,323)	(1,396,315)
Total liabilities and shareholders' deficit	$ 3,780,162	$ 3,389,165	$ 2,633,539